UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21050

Name of Fund: BlackRock New Jersey Municipal Bond Trust (BLJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New Jersey Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 05/31/2012

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2012 (Unaudited)	BlackRock New Jersey Municipal Bond Trust (BLJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 119.3%
Corporate — 11.2%
New Jersey EDA, RB, Continental Airlines Inc. Project, 7.00%, 11/15/30 (a)	$2,335	$2,343,826
New Jersey EDA, Refunding RB, New Jersey American Waste. Co., Inc. Project, AMT:
Series A, 5.70%, 10/01/39	475	525,284
Series B, 5.60%, 11/01/34	395	444,355
Port Authority of New York & New Jersey, RB, Continental Airlines, Inc. and Eastern Air Lines, Inc. Project, LaGuardia, 9.13%, 12/01/15	90	90,948
Salem County Utilities Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	750	818,010
		4,222,423
County/City/Special District/School District — 8.9%
City of Margate City New Jersey, GO, Refunding, Improvement:
5.00%, 1/15/27	230	263,021
5.00%, 1/15/28	110	124,990
Essex County Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	400	512,168
5.50%, 10/01/29	790	1,015,553
Hudson County Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	800	890,480
Middlesex County Improvement Authority, RB, Subordinate, Heldrich Center Hotel, Series B, 6.25%, 1/01/37 (b)(c)	560	49,778
Union County Improvement Authority, RB, Guaranteed Lease-Family Court Building Project, 5.00%, 5/01/42	470	529,469
		3,385,459
Education — 19.5%
New Jersey EDA, RB, School Facilities Construction:
Series CC-2, 5.00%, 12/15/31	500	556,970
Series S, 5.00%, 9/01/36	280	296,324
New Jersey EDA, Refunding RB, School Facilities, Series GG, 5.25%, 9/01/27	1,345	1,553,905
New Jersey Educational Facilities Authority, RB, Montclair State University, Series J, 5.25%, 7/01/38:	180	196,295
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	1,010	1,096,951
Georgian Court University, Series D, 5.00%, 7/01/33	150	157,185

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (concluded)
New Jersey Educational Facilities Authority, Refunding RB (concluded):
Kean University, Series A, 5.50%, 9/01/36	$700	$782,740
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	210	231,229
University of Medicine & Dentistry, Series B, 7.50%, 12/01/32	450	558,374
New Jersey Higher Education Student Assistance Authority, RB, Refunding, Series 1, AMT, 5.75%, 12/01/29	640	716,518
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1A:
5.00%, 12/01/25	165	179,433
5.00%, 12/01/26	125	135,669
5.13%, 12/01/27	300	329,673
5.25%, 12/01/32	300	327,339
New Jersey Institute of Technology, GO, Series A, 5.00%, 7/01/42	250	278,920
		7,397,525
Health — 17.3%
New Jersey EDA, RB, First Mortgage, Lions Gate Project, Series A:
5.75%, 1/01/25	150	150,418
5.88%, 1/01/37	265	262,096
New Jersey EDA, Refunding RB:
First Mortgage Winchester, Series A, 5.80%, 11/01/31	1,000	1,023,520
Seabrook Village, Inc. Facility, 5.25%, 11/15/26	470	472,952
New Jersey Health Care Facilities Financing Authority, RB:
Meridian Health, Series I (AGC), 5.00%, 7/01/38	250	264,617
Virtua Health (AGC), 5.50%, 7/01/38	400	439,524
New Jersey Health Care Facilities Financing Authority, Refunding RB:
5.00%, 7/01/26	305	337,296
AHS Hospital Corp., 6.00%, 7/01/41	610	720,996
Atlantic City Medical System, 5.75%, 7/01/25	1,110	1,115,084
South Jersey Hospital, 5.00%, 7/01/46	500	512,000
St. Barnabas Health, Series A, 5.00%, 7/01/29	500	509,815

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	MAY 31, 2012	1

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB (concluded):
St. Barnabas Health, Series A, 5.63%, 7/01/32	$180	$194,675
St. Barnabas Health, Series A, 5.63%, 7/01/37	505	538,805
		6,541,798
Housing — 7.0%
New Jersey Housing & Mortgage Finance Agency, RB, M/F Series A, 4.55%, 11/01/43 (d)	485	487,939
New Jersey State Housing & Mortgage Finance Agency, RB:
S/F Housing, Series CC, 5.00%, 10/01/34	550	585,277
Series A, 4.75%, 11/01/29	370	395,730
Series AA, 6.38%, 10/01/28	835	915,202
Series AA, 6.50%, 10/01/38	255	272,822
		2,656,970
State — 44.4%
Garden State Preservation Trust, RB, CAB, Series B (AGM), 5.24%, 11/01/27 (e)	4,000	2,350,000
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/24	500	598,430
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	500	599,660
School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	1,000	1,122,800
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/28	255	277,891
Cigarette Tax, 5.00%, 6/15/29	500	542,720
Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,250	2,639,025
School Facilities Construction, Series AA, 5.50%, 12/15/29	500	567,240
School Facilities Construction, Series GG, 5.25%, 9/01/26	1,000	1,164,450
New Jersey Health Care Facilities Financing Authority, RB,Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	500	538,110
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
6.00%, 12/15/38	325	376,019
Series B, 5.00%, 6/15/42	500	550,755
CAB, Series C (AGM), 4.86%, 12/15/32 (e)	1,250	475,950
Series A, 6.00%, 6/15/35	1,275	1,552,159

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
State (concluded)
New Jersey Transportation Trust Fund Authority, RB, Transportation System (concluded):
Series A, 5.88%, 12/15/38	$555	$637,373
Series A, 5.50%, 6/15/41	500	579,430
Series A (AGC), 5.63%, 12/15/28	200	233,024
Series B, 5.25%, 6/15/36	1,000	1,137,080
State of New Jersey, COP, Equipment Lease Purchase, Series A:
5.25%, 6/15/27	600	674,190
5.25%, 6/15/28	200	223,384
		16,839,690
Transportation — 8.3%
Delaware River Port Authority Pennsylvania, RB, Series D, 5.00%, 1/01/40	250	270,795
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/35 (d)	195	217,626
Series E, 5.25%, 1/01/40	370	411,444
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 6.00%, 12/01/42:	450	499,388
Port Authority of New York & New Jersey, Refunding RB, Consolidated:
152nd Series, AMT, 5.75%, 11/01/30	525	616,717
172nd Series, 5.00%, 10/01/34	1,000	1,106,300
		3,122,270
Utilities — 2.7%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 4.42%, 9/01/33 (e)	650	242,807
Union County Utilities Authority, Refunding RB, New Jersey Solid Waste System, County Deficiency Agreement, Series A, 5.00%, 6/15/41	685	772,509
		1,015,316
Total Municipal Bonds in New Jersey		45,181,451

Multi-State — 5.9%
Housing — 5.9%
Centerline Equity Issuer Trust, 7.20%, 11/15/52 (f)(g)	2,000	2,224,820
Puerto Rico — 8.9%
State — 6.0%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
5.75%, 8/01/37	970	1,076,079
6.00%, 8/01/42	500	563,070

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	MAY 31, 2012	2

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
State (concluded)
Puerto Rico Sales Tax Financing Corp., Refunding RB, First Sub-Series C, 6.00%, 8/01/39	$540	$616,194
		2,255,343
Transportation — 2.9%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC:
(AGC), 5.50%, 7/01/31	670	791,337
(AGM), 5.50%, 7/01/30	275	325,765
		1,117,102
Total Municipal Bonds in Puerto Rico		3,372,445

Total Municipal Bonds – 134.1%		50,778,716

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)
New Jersey — 18.9%
Education — 5.9%
New Jersey EDA, RB, School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	1,000	1,154,440
Rutgers State University of New Jersey, GO, Refunding, Series F, 5.00%, 5/01/39	990	1,092,105
		2,246,545
Transportation — 7.9%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGM), 5.00%, 12/15/32	600	675,186
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, 5.00%, 10/15/41	1,500	1,620,105
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, 5.25%, 11/01/35	630	687,875
		2,983,166
Utilities — 5.1%
Union County Utilities Authority, Lease Revenue Refunding RB, Covanta Union, Series A, AMT, 5.25%, 12/01/31	1,780	1,944,134
Total Municipal Bonds in New Jersey		7,173,845

Puerto Rico — 1.1%
State — 1.1%
Puerto Rico Sales Tax Financing Corp., Sales Tax Refunding RB, Series C, 5.25%, 8/01/40	370	409,368

		Value
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 20.0%		$7,583,213
Total Long-Term Investments (Cost – $53,695,831) – 154.1%		58,361,929

Short-Term Securities	Shares
BIF New Jersey Municipal Money Fund (i)(j)	2,357,379	2,357,379
Total Short-Term Securities (Cost – $2,357,379) – 6.2%		2,357,379
Total Investments (Cost - $56,053,210*) – 160.3%		60,719,308
Liabilities in Excess of Other Assets – (0.3)%		(108,601)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (10.4)%		(3,956,358)
VRDP Shares, at Liquidation Value – (49.6)%		(18,775,000)
Net Assets Applicable to Common Shares – 100.0%		$37,879,349

*	As of May 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$51,998,537
Gross unrealized appreciation	$5,174,406
Gross unrealized depreciation	(407,923)
Net unrealized appreciation	$4,766,483

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(c)	Non-income producing security.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Citigroup Global Markets, Inc.	$487,939	$2,939
JPMorgan Securities, Inc.	$217,626	$1,589

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(h)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	MAY 31, 2012	3

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ)

(i)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at May 31, 2012	Income
BIF New Jersey Municipal Money Fund	1,251,808	1,105,571	2,357,379	$38

(j)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine sector subclassifications for reporting ease.

•	Financial futures contracts sold as of May 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
13	10-Year US Treasury Note	Chicago Board of Trade	September 2012	$1,741,188	$(15,259)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of May 31, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$58,361,929	—	$58,361,929
Short-Term Securities	$2,357,379	—	—	2,357,379
Total	$2,357,379	$58,361,929	—	$60,719,308

[1]	See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(15,259)	—	—	$(15,259)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	MAY 31, 2012	4

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Bond Trust (BLJ)

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$52,000	—	—	$52,000
Liabilities:
TOB trust certificates	—	$(3,954,288)	—	(3,954,288)
VRDP shares	—	(18,775,000)	—	(18,775,000)
Total	$52,000	$(22,729,288)	—	$(22,677,288)

There were no transfers between levels during the period ended May 31, 2012.

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	MAY 31, 2012	5

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Municipal Bond Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Bond Trust

Date: July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Bond Trust

Date: July 25, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Municipal Bond Trust

Date: July 25, 2012